Noncontrolling Interests	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Noncontrolling Interests
Noncontrolling Interests
Noncontrolling interests relate to the interests in the Company not owned by Boston Properties, Inc. and interests in consolidated property partnerships not wholly-owned by the Company. As of December 31, 2013, the noncontrolling interests consisted of 15,583,370 OP Units, 1,455,761 LTIP Units, 396,500 2011 OPP Units, 396,150 2012 OPP Units, 316,325 2013 MYLTIP Units, 666,116 Series Two Preferred Units (or 874,168 OP Units on an as converted basis) and 360,126 Series Four Preferred Units (not convertible into OP Units) held by parties other than Boston Properties, Inc.
Noncontrolling Interest—Redeemable Interest in Property Partnership
On October 4, 2012, the Company completed the formation of a joint venture, which owns and operates Fountain Square located in Reston, Virginia. The joint venture partner contributed the property valued at approximately $385.0 million and related mortgage indebtedness totaling approximately $211.3 million for a nominal 50% interest in the joint venture. The Company contributed cash totaling approximately $87.0 million for its nominal 50% interest, which cash was distributed to the joint venture partner. Pursuant to the joint venture agreement (i) the Company has rights to acquire the partner's nominal 50% interest and (ii) the partner has the right to cause the Company to acquire the partner's interest on January 4, 2016, in each case at a fixed price totaling approximately $102.0 million in cash. The fixed price option rights expire on January 31, 2016. The Company is consolidating this joint venture due to the Company's right to acquire the partner's nominal 50% interest. The Company initially recorded the noncontrolling interest at its acquisition-date fair value as temporary equity, due to the redemption option existing outside the control of the Company. The Company will accrete the changes in the redemption value quarterly over the period from the acquisition date to the earliest redemption date using the effective interest method.  The Company will record the accretion after the allocation of net income and distributions of cash flow to the noncontrolling interest account balance.
The following table reflects the activity of the noncontrolling interest—redeemable interest in property partnership in the Company's Fountain Square consolidated joint venture for the for the years ended December 31, 2013 and 2012 (in thousands):

Balance at December 31, 2011	$—
Acquisition-date fair value of redeemable interest	98,787
Net loss	(719)
Distributions	(3,032)
Adjustment to reflect redeemable interest at redemption value	2,522
Balance at December 31, 2012	97,558
Net loss	(1,839)
Distributions	(4,585)
Adjustment to reflect redeemable interest at redemption value	8,475
Balance at December 31, 2013	$99,609

Noncontrolling Interest—Redeemable Preferred Units
The Preferred Units at December 31, 2013 consisted of 666,116 Series Two Preferred Units, which bear a preferred distribution equal to the greater of (1) the distribution which would have been paid in respect of the Series Two Preferred Unit had such Series Two Preferred Unit been converted into an OP Unit (including both regular and special distributions) or (2) 6.00% per annum on a liquidation preference of $50.00 per unit, and are convertible into OP Units at a rate of $38.10 per Preferred Unit (1.312336 OP Units for each Preferred Unit). The holders of Series Two Preferred Units have the right to require the Company to redeem their units for cash at the redemption price of $50.00 per unit on May 12, 2014. The holders also had the right to have their Series Two Preferred Units redeemed for cash on May 12, 2009, May 12, 2010, May 12, 2011, May 14, 2012 and May 14, 2013, although no holder exercised such right. Due to the holders' redemption option existing outside the control of the Company, the Series Two Preferred Units are not included in Partners' Capital in the Company's Consolidated Balance Sheets. In May 2014, the Company's general partner also has the right, subject to certain conditions, to call for redemption all of the outstanding Series Two Preferred Units for cash or to convert into OP Units any Series Two Preferred Units that have not been previously redeemed. In the event the Company's general partner calls the Series Two Preferred Units for redemption, the holders shall have the right to convert the Series Two Preferred Units into OP Units.
During the years ended December 31, 2013 and 2012, 329,881 and 117,047 Series Two Preferred Units of the Company, respectively, were converted by the holders into 432,914 and 153,605 OP Units, respectively. In addition, the Company paid the accrued preferred distributions due to the holders of Preferred Units that were converted.
On February 15, 2013, the Company paid a distribution on its outstanding Series Two Preferred Units of $0.85302 per unit. On May 15, 2013, the Company paid a distribution on its outstanding Series Two Preferred Units of $0.85302 per unit. On August 15, 2013, the Company paid a distribution on its outstanding Series Two Preferred Units of $0.85302 per unit. On November 15, 2013, the Company paid a distribution on its outstanding Series Two Preferred Units of $0.85302 per unit.
Due to the redemption option and the conversion option existing outside the control of the Company, the Series Two Preferred Units are not included in Partners’ Capital and are reflected in the Consolidated Balance Sheets at an amount equivalent to the value of such units had such units been redeemed at December 31, 2013. The value of the Series Two Preferred Units, assuming all of such units had been converted and then redeemed at December 31, 2013, was approximately $87.7 million based on the closing price of Boston Properties, Inc.’s common stock of $100.37 per share on that date.

The Preferred Units at December 31, 2013 also included 360,126 Series Four Preferred Units, which bear a preferred distribution equal to 2.00% per annum on a liquidation preference of $50.00 per unit and are not convertible into OP Units. In order to secure the performance of certain obligations by the holders, such Series Four Preferred Units are subject to forfeiture pursuant to the terms of a pledge agreement. The holders of Series Four Preferred Units have the right, at certain times and subject to certain conditions set forth in the Certificate of Designations establishing the rights, limitations and preferences of the Series Four Preferred Units, to require the Company to redeem all of their units for cash at the redemption price of $50.00 per unit. The Company also has the right, at certain times and subject to certain conditions, to redeem all of the Series Four Preferred Units for cash at the redemption price of $50.00 per unit. The Series Four Preferred Units that are subject to the security interest under the pledge agreement may not be redeemed until and unless such security interest is released. The Company's first right to redeem the Series Four Preferred Units was a 30-day period beginning on August 29, 2013. Due to the holders' redemption option existing outside the control of the Company, the Series Four Preferred Units are not included in Partners' Capital in the Company's Consolidated Balance Sheets. On August 29, 2013, Boston Properties, Inc., in its capacity as the general partner of the Company, redeemed approximately 861,400 Series Four Preferred Units for cash at the redemption price of $50.00 per unit plus accrued and unpaid distributions through the redemption date.
On February 15, 2013, the Company paid a distribution on its outstanding Series Four Preferred Units of $0.25 per unit. On May 15, 2013, the Company paid a distribution on its outstanding Series Four Preferred Units of $0.25 per unit. On August 15, 2013, the Company paid a distribution on its outstanding Series Four Preferred Units of $0.25 per unit. On November 15, 2013, the Company paid a distribution on its outstanding Series Four Preferred Units of $0.25 per unit.
The following table reflects the activity of the noncontrolling interests—redeemable preferred units for the years ended December 31, 2013, 2012 and 2011 (in thousands):

Balance at December 31, 2010	$125,765
Net income	3,339
Distributions	(3,339)
Reallocation of partnership interest	19,719
Balance at December 31, 2011	145,484
Issuance of redeemable preferred units (Series Four Preferred Units)	79,405
Net income	3,497
Distributions	(3,497)
Redemption of redeemable preferred units (Series Four Preferred Units)	(18,329)
Reallocation of partnership interest (1)	(7,182)
Balance at December 31, 2012	199,378
Net income	6,046
Distributions	(6,046)
Redemption of redeemable preferred units (Series Four Preferred Units)	(43,070)
Reallocation of partnership interest (1)	(50,562)
Balance at December 31, 2013	$105,746

(1)	Includes the conversion of 329,881 and 117,047 Series Two Preferred Units into 432,914 and 153,605 OP Units during the years ended December 31, 2013 and 2012, respectively.
Noncontrolling Interest—Common Units
During the years ended December 31, 2013 and 2012, 929,441 and 1,110,660 OP Units, respectively, were presented by the holders for redemption (including 432,914 and 153,605 OP Units, respectively, issued upon conversion of Series Two Preferred Units and 24,028 and 544,729 OP Units, respectively, issued upon conversion of LTIP Units) and were redeemed by Boston Properties, Inc. in exchange for an equal number of shares of Common Stock.
At December 31, 2013, the Company had outstanding 396,500 2011 OPP Units and 396,150 2012 OPP Units and 316,325 2013 MYLTIP Units (See Note 17). Prior to the measurement date (January 31, 2014 for 2011 OPP Units (See Note 20), February 6, 2015 for 2012 OPP Units and February 4, 2016 for 2013 MYLTIP Units), holders of OPP Units and 2013 MYLTIP Units are entitled to receive per unit distributions equal to one-tenth (10%) of the regular quarterly distributions payable on an OP Unit, but will not be entitled to receive any special distributions. After the measurement date, the number of OPP Units and 2013 MYLTIP Units, both vested and unvested, that OPP and 2013 MYLTIP award recipients have earned, if any, based on the establishment of an outperformance pool, will be entitled to receive distributions in an amount per unit equal to distributions, both regular and special, payable on an OP Unit.
On January 29, 2013, the Company paid a distribution on the OP Units and LTIP Units in the amount of $0.65 per unit, and a distribution on the 2011 OPP Units and 2012 OPP Units in the amount of $0.065 per unit, to holders of record as of the close of business on December 31, 2012. On April 30, 2013, the Company paid a distribution on the OP Units and LTIP Units in the amount of $0.65 per unit, and a distribution on the 2011 OPP Units, 2012 OPP Units and 2013 MYLTIP Units in the amount of $0.065 per unit, to holders of record as of the close of business on March 29, 2013. On July 31, 2013, the Company paid a distribution on the OP Units and LTIP Units in the amount of $0.65 per unit, and a distribution on the 2011 OPP Units, 2012 OPP Units and 2013 MYLTIP Units in the amount of $0.065 per unit, to holders of record as of the close of business on June 28, 2013. On October 31, 2013, the Company paid a distribution on the OP Units and LTIP Units in the amount of $0.65 per unit and a distribution on the 2011 OPP Units, 2012 OPP Units and 2013 MYLTIP Units in the amount of $0.065 per unit, to holders of record as of the close of business on September 30, 2013. On November 27, 2013, Boston Properties, Inc., as general partner of the Company, declared a special cash distribution on the OP Units and LTIP Units in the amount of $2.25 per unit payable on January 29, 2014 to holders of record as of the close of business on December 31, 2013. The special cash distribution was in addition to the regular quarterly distribution on the OP Units and LTIP Units of $0.65 per unit and the distribution on the 2011 OPP Units, 2012 OPP Units and 2013 MYLTIP Units in the amount of $0.065 per unit, in each case payable on January 29, 2014 to holders of record as of the close of business on December 31, 2013. Holders of the 2011 OPP Units, 2012 OPP Units and 2013 MYLTIP Units are not entitled to receive any special distributions. Holders of Series Two Preferred Units will participate in the special cash dividend (separately from their regular February 2014 distribution) on an as-converted basis in connection with their regular May 2014 distribution payment as provided in the Company's partnership agreement.
The following table reflects the activity of the noncontrolling interests—redeemable common units for the years ended December 31, 2013, 2012 and 2011 (in thousands):

Balance at December 31, 2010	$1,801,592
Contributions	23,379
Net income	36,250
Distributions	(39,132)
Conversion of redeemable partnership units	(85,498)
Unearned compensation	(1,952)
Accumulated other comprehensive loss	297
Adjustment to reflect redeemable partnership units at redemption value	74,183
Balance at December 31, 2011	1,809,119
Contributions	24,588
Net income	35,200
Distributions	(41,434)
Conversion of redeemable partnership units	(34,621)
Unearned compensation	(883)
Accumulated other comprehensive loss	273
Adjustment to reflect redeemable partnership units at redemption value	44,280
Balance at December 31, 2012	1,836,522
Contributions	26,398
Net income	84,236
Distributions	(83,448)
Conversion of redeemable partnership units	(30,291)
Unearned compensation	1,472
Accumulated other comprehensive loss	252
Adjustment to reflect redeemable partnership units at redemption value	(124,923)
Balance at December 31, 2013	$1,710,218

Pursuant to the Company’s Partnership Agreement, certain limited partners in the Company have the right to redeem all or any portion of their interest for cash from the Company. However, Boston Properties, Inc. may elect to acquire the limited partner’s interest by issuing its Common Stock in exchange for the interest. The amount of cash to be paid to the limited partner if the redemption right is exercised and Boston Properties, Inc. does not elect to issue its Common Stock is based on the trading price of Boston Properties, Inc.’s common stock at that time. Due to the redemption option existing outside the control of the Company, such limited partners’ units are not included in Partners’ Capital. The value of the OP Units not owned by Boston Properties, Inc. (including LTIP Units assuming that all conditions had been met for the conversion thereof), assuming all of such units had been redeemed at December 31, 2013 was approximately $1.7 billion based on the closing price of Boston Properties, Inc.’s common stock of $100.37 per share on December 31, 2013.
Noncontrolling Interest—Property Partnerships
The noncontrolling interests in property partnerships consist of the outside equity interests in ventures that are consolidated with the financial results of the Company because the Company exercises control over the entities that own the properties. The equity interests in these ventures that are not owned by the Company, totaling approximately $726.1 million at December 31, 2013 and approximately $(2.0) million at December 31, 2012, are included in Noncontrolling Interests—Property Partnerships on the accompanying Consolidated Balance Sheets.

On February 7, 2013, the partner in the Company's Transbay Tower joint venture issued a notice that it was electing under the joint venture agreement to reduce its nominal ownership interest in the venture from 50% to 5%. On February 26, 2013, the Company issued a notice to the partner electing to proceed with the venture on that basis. As a result, the Company has a 95% nominal interest in and is consolidating the joint venture. Under the joint venture agreement, if certain return thresholds are achieved the partner will be entitled to an additional promoted interest. Also, under the agreement, (1) the partner has the right to cause the Company to purchase the partner's interest after the defined stabilization date and (2) the Company has the right to acquire the partner's interest on the third anniversary of the stabilization date, in each case at an agreed upon purchase price or appraised value. On March 26, 2013, the consolidated joint venture completed the acquisition of a land parcel in San Francisco, California which will support a 60-story, 1.4 million square foot office tower known as Transbay Tower. The purchase price for the land was approximately $192.0 million. The joint venture has commenced construction of the initial phase of the development consisting of building the project to grade (See Note 3).

On May 31, 2013, the Company's two joint venture partners in 767 Venture, LLC (the entity that owns 767 Fifth Avenue(the General Motors Building) in New York City) transferred all of their interests in the joint venture to third parties. In connection with the transfer, the Company and its new joint venture partners modified the Company's relative decision making authority and consent rights with respect to the joint venture's assets and operations. These changes resulted in the Company having sufficient financial and operating control over 767 Venture, LLC such that the Company now accounts for the assets, liabilities and operations of 767 Venture, LLC on a consolidated basis in its financial statements instead of under the equity method of accounting. Upon consolidation, the Company recognized the new joint venture partners' aggregate 40% equity interest at its aggregate fair value of approximately $480.9 million within Noncontrolling Interests—Property Partnerships on the accompanying Consolidated Balance Sheets (See Notes 3 and 5).

On October 9, 2013, the Company completed the sale of a 45% ownership interest in its Times Square Tower property for a gross sale price of $684.0 million in cash. Net cash proceeds totaled approximately $673.1 million, after the payment of transaction costs. In connection with the sale, the Company formed a joint venture with the buyer and will provide customary property management and leasing services to the joint venture. Times Square Tower is an approximately 1,246,000 net rentable square foot Class A office tower located in New York City. The transaction did not qualify as a sale of real estate for financial reporting purposes because the Company continues to control the joint venture and will therefore continue to account for the entity on a consolidated basis in its financial statements. The Company has accounted for the transaction as an equity transaction and has recognized noncontrolling interest in its consolidated balance sheets totaling approximately $243.5 million, which is equal to 45% of the carrying value of the total equity of the property immediately prior to the transaction. The difference between the net cash proceeds received and the noncontrolling interest recognized, which difference totals approximately $429.6 million, has not been reflected as a gain on sale of real estate in the Company’s consolidated statements of operations and has instead been reflected as an increase to Partners' Capital in the Company’s consolidated balance sheets (See Notes 3).

The following table reflects the activity of the noncontrolling interests—property partnerships for the years ended December 31, 2013, 2012 and 2011 (in thousands):

Balance at December 31, 2010	$(614)
Net income	1,558
Distributions	(2,007)
Balance at December 31, 2011	(1,063)
Net income	1,989
Distributions	(2,890)
Balance at December 31, 2012	(1,964)
Fair value of capital recorded upon consolidation	480,861
Capital contributions	257,564
Net loss	(5,290)
Distributions	(5,039)
Balance at December 31, 2013	$726,132